Taxation - Movements in deferred tax balance (Details) - USD ($) $ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Taxation
Balance at the beginning of the period		$ 319	$ (1,876)	$ 520
Income statement		1,507	2,428	1,575
Other comprehensive income		67	(143)	175
Equity		(21)	38	14
Additions		25
Additions through business combinations				(4,174)
Exchange		(23)	(128)	14
Balance at the end of the period		1,874	319	(1,876)
Net deferred tax asset		7,222	6,711	7,266
Movements in deferred tax assets		1,555
Credit arising from increase in UK Corporation tax rate		$ 66	$ 108	$ (54)
UK corporation tax rate		23.50%	19.00%	19.00%
One-time adjustment to deferred tax due to internal reorganisation		$ 828	$ 876
Tax benefit (expense) from intragroup purchase of intellectual property		$ 828
United Kingdom and USA
Taxation
Percentage of reasonably possible difference in budgeted versus actual taxable profit		10.00%
United Kingdom
Taxation
Net deferred tax asset		$ 1,723
UK corporation tax rate	25.00%		19.00%
United Kingdom | Maximum
Taxation
Forecasted tax loss utilisation period		5 years
US
Taxation
Net deferred tax asset		$ 142
US | Maximum
Taxation
Forecasted tax loss utilisation period		15 years
Alexion Pharmaceuticals, Inc.
Taxation
Balance at the beginning of the period			$ (4,174)
Balance at the end of the period				$ (4,174)
Intangibles, Property, plant & equipment
Taxation
Balance at the beginning of the period		$ (3,931)	(5,480)	(2,627)
Income statement		1,518	1,414	782
Other comprehensive income		(16)	72	52
Additions		(24)
Additions through business combinations				(3,744)
Exchange		(38)	63	57
Balance at the end of the period		(2,491)	(3,931)	(5,480)
Net deferred tax asset		1,883	1,499	1,476
Contingent consideration liabilities in respect of intangibles
Taxation
Balance at the end of the period		507
Lease liabilities in respect of right-of-use assets
Taxation
Balance at the end of the period		188
Pension and post-retirement benefits
Taxation
Balance at the beginning of the period		231	553	656
Income statement		(69)	(55)	(166)
Other comprehensive income		106	(231)	83
Additions through business combinations				13
Exchange		15	(36)	(33)
Balance at the end of the period		283	231	553
Net deferred tax asset		313	276	574
Elimination of unrealised profit on inventory
Taxation
Balance at the beginning of the period		2,024	1,861	1,807
Income statement		426	274	(59)
Additions through business combinations				166
Exchange		(64)	(111)	(53)
Balance at the end of the period		2,386	2,024	1,861
Net deferred tax asset		2,386	2,048	1,910
Untaxed reserves
Taxation
Balance at the beginning of the period		(716)	(862)	(801)
Income statement		96	38	(139)
Exchange		(40)	108	78
Balance at the end of the period		(660)	(716)	(862)
Losses and tax credits carried forward
Taxation
Balance at the beginning of the period		1,258	1,518	714
Income statement		(308)	(126)	307
Additions		50
Additions through business combinations				507
Exchange		106	(134)	(10)
Balance at the end of the period		1,106	1,258	1,518
Net deferred tax asset		1,141	1,274	1,571
Accrued expenses
Taxation
Balance at the beginning of the period		880	85	660
Income statement		(23)	778	697
Equity				4
Additions through business combinations				(1,263)
Exchange		32	17	(13)
Balance at the end of the period		889	880	85
Net deferred tax asset		1,011	1,005	1,117
Other
Taxation
Balance at the beginning of the period		573	449	111
Income statement		(133)	105	153
Other comprehensive income		(23)	16	40
Equity		(21)	38	10
Additions		(1)
Additions through business combinations				147
Exchange		(34)	(35)	(12)
Balance at the end of the period		361	573	449
Net deferred tax asset		$ 488	$ 609	$ 618